Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Supplemental Cash Flow Information [Abstract]
Cash paid during the period for interest, net of amounts capitalized	$ 242	$ 175
Balance in property, plant and equipment, net funded with accounts payable and accrued liabilities (including affiliate)	$ 200	$ 316